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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]


         Pre-Effective Amendment No.  _________        [_]

         Post-Effective Amendment No. 34               [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                   [X]

Amendment No. 35                                       [X]

                       (Check Appropriate Box or Boxes)

                            New England Zenith Fund
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               (Exact Name of Registrant as Specified in Charter)

501 Boylston Street, Boston, Massachusetts                          02116
---------------------------------------------                  ----------------
 (Address of Principal Executive Offices)                         (Zip Code)

                                 (617)578-1388
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             (Registrant's Telephone Number, Including Area Code)

                                 Thomas M. Lenz
                              MetLife Advisers, LLC
                               501 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and Address of Agent for Service)

                                    Copy to:
                                  John M. Loder
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):
[_] Immediately upon filing pursuant to paragraph (b)
[X] On May 1, 2002 pursuant to paragraph (b).
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[_] On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This Post-Effective Amendment No. 34 incorporates by reference Parts A, B and C of Post-Effective Amendment No. 33 filed on January 18, 2002. This amendment is filed solely to delay the effectiveness of Post-Effective Amendment No. 33.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Boston and the Commonwealth of Massachusetts on the 29th day of March, 2002, and the Fund hereby certifies that the amendment meets all the requirements for effectiveness under Section (b) of Rule 485 under the Securities Act of 1933.

New England Zenith Fund

By: /s/ ANNE GOGGIN
    ---------------------------
       Anne Goggin
       President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and as of the date indicated.


/s/ ANNE GOGGIN               Chairman of the Board;       March 29, 2002
---------------------------   Chief Executive Officer;
Anne Goggin                   President and Trustee


/s/ PETER DUFFY               Treasurer                    March 29, 2002
---------------------------   Principal Financial and
Peter Duffy                   Accounting Officer


JOHN J. ARENA*                Trustee                      March 29, 2002
---------------------------
John J. Arena


JOHN W. FLYNN*                Trustee                      March 29, 2002
---------------------------
John W. Flynn


MARY ANN BROWN*               Trustee                      March 29, 2002
---------------------------
Mary Ann Brown


NANCY HAWTHORNE*              Trustee                      March 29, 2002
---------------------------
Nancy Hawthorne

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---------------------------


EDWARD A. BENJAMIN*           Trustee                    March 29, 2002
---------------------------
Edward A. Benjamin


JOHN T. LUDES*                Trustee                    March 29, 2002
---------------------------
John T. Ludes


DALE ROGERS MARSHALL*         Trustee                    March 29, 2002
---------------------------
Dale Rogers Marshall





                                     *By: /s/ THOMAS M. LENZ
                                     ------------------------------------------
                                     Thomas M. Lenz
                                     Attorney-in-Fact
                                     March 29, 2002

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